Payroll costs, share based payments and management incentive schemes - Number of Persons Employed by the Company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits And Share-Based Payments [Abstract]
Wages and salaries	€ 330.5	€ 293.6	€ 266.4
Social security costs	73.8	72.9	56.1
Other pension costs	17.5	19.6	18.1
Total payroll costs	€ 421.8	€ 386.1	€ 340.6